Segments Disclosures - Selected Consolidated Statements of Financial Position Information (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
PP&E	$ 6,020	$ 5,714	$ 5,556
Right-of-use assets	120	117	126
Intangible assets	281	223	$ 252
Goodwill	517	464
Wind and Solar
Disclosure of operating segments [line items]
Goodwill	178	176
Gas
Disclosure of operating segments [line items]
Goodwill	51	0
Energy Marketing
Disclosure of operating segments [line items]
Goodwill	30	30
Operating segments | Hydro
Disclosure of operating segments [line items]
PP&E	501	462
Right-of-use assets	7	7
Intangible assets	3	2
Goodwill	258	258
Operating segments | Wind and Solar
Disclosure of operating segments [line items]
PP&E	3,428	3,360
Right-of-use assets	96	94
Intangible assets	133	141
Goodwill	178	176
Operating segments | Gas
Disclosure of operating segments [line items]
PP&E	1,805	1,543
Right-of-use assets	6	5
Intangible assets	108	40
Goodwill	51	0
Operating segments | Energy Transition
Disclosure of operating segments [line items]
PP&E	206	251
Right-of-use assets	0	0
Intangible assets	4	4
Goodwill	0	0
Operating segments | Energy Marketing
Disclosure of operating segments [line items]
PP&E	0	0
Right-of-use assets	0	0
Intangible assets	3	5
Goodwill	30	30
Operating segments | Corporate
Disclosure of operating segments [line items]
PP&E	80	98
Right-of-use assets	11	11
Intangible assets	30	31
Goodwill	$ 0	$ 0